Invested and working capital, Plant and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Plant and equipment [Abstract]
Total plant and equipment	$ 335	$ 289	$ 406
Reconciliation of the movement [Abstract]
Opening balance	289	406	522
Additions	20	0	2
Transfers in/(out)	88	0	0
Depreciation expense	(62)	(117)	(118)
Closing balance	$ 335	289	406
Bottom of Range [Member]
Reconciliation of the movement [Abstract]
Plant and equipment useful life	1 year
Top of Range [Member]
Reconciliation of the movement [Abstract]
Plant and equipment useful life	4 years
Leasehold Improvements [Member]
Plant and equipment [Abstract]
Total plant and equipment	$ 85	0	0
Reconciliation of the movement [Abstract]
Opening balance	0	0
Closing balance	85	0	0
Plant and Equipment [Member]
Plant and equipment [Abstract]
Total plant and equipment	250	289	406
Reconciliation of the movement [Abstract]
Opening balance	289	406
Closing balance	250	289	406
At Cost [Member] | Leasehold Improvements [Member]
Plant and equipment [Abstract]
Total plant and equipment	88	0	0
Reconciliation of the movement [Abstract]
Opening balance	0	0
Closing balance	88	0	0
At Cost [Member] | Plant and Equipment [Member]
Plant and equipment [Abstract]
Total plant and equipment	626	606	606
Reconciliation of the movement [Abstract]
Opening balance	606	606
Closing balance	626	606	606
Accumulated Depreciation [Member] | Leasehold Improvements [Member]
Plant and equipment [Abstract]
Total plant and equipment	(3)	0	0
Reconciliation of the movement [Abstract]
Opening balance	0	0
Closing balance	(3)	0	0
Accumulated Depreciation [Member] | Plant and Equipment [Member]
Plant and equipment [Abstract]
Total plant and equipment	(376)	(317)	(200)
Reconciliation of the movement [Abstract]
Opening balance	(317)	(200)
Closing balance	$ (376)	$ (317)	$ (200)